Exploration and Evaluation Expenditures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of exploration and evaluation expenditures [Abstract]
Disclosure of detailed information of exploration and evaluation expenditures [text Block]
		Years ended December 31,
Prairie Creek Mine	2018	2017	2016
Camp operation and project development	$1,592	$916	$470
Mine planning and feasibility studies	1,195	3,162	331
Permitting and environmental	3,021	1,421	1,001
	5,808	5,499	1,802

Depreciation – mining plant and equipment	27	43	55

Total exploration and evaluation expenditures	$5,835	$5,542	$1,857

Exploration and evaluation expenditures (inception to date), beginning of year	$84,050	$78,508	$76,651

Total exploration and evaluation expenditures	5,835	5,542	1,857
Exploration and evaluation expenditures (inception to date), end of year	$89,885	$84,050	$78,508

		Years ended December 31,
Newfoundland Properties	2018	2017	2016
Geology	$121	$741	$370
Diamond drilling (1)	(63)	2,440	201

Total exploration and evaluation expenditures	$58	$3,181	$571

Exploration and evaluation expenditures (inception to date), beginning of year	$7,348	$4,167	$3,596

Total exploration and evaluation expenditures	58	3,181	571
Exploration and evaluation expenditures (inception to date), end of year	$7,406	$7,348	$4,167

(1)	The Company received additional government grants in 2018 relating to drill programs carried out in the previous year.